FAIR VALUE MEASUREMENT Level 3 measurement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 0